Accounts Receivable, Net (Details)	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Accounts Receivable, Net [Abstract]
Provision	$ 666,851	$ 85,036	$ 501,059	$ 99,775